Business Combination (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination (Tables) [Line Items]
Schedule of fair value of the identifiable assets acquired and liabilities
	Fair value	Fair value
	RMB	USD
Cash and cash equivalents	2,413,276	353,583
Other current assets	42,183,452	6,180,544
Plant and equipment	9,930	1,455
Intangible assets	30,353,889	4,447,326
Other noncurrent assets	89,252	13,078
Total assets	75,049,799	10,995,986
Total liabilities	(27,170,661)	(3,980,933)
Fair value of net assets acquired	47,879,138	7,015,053
Goodwill	55,543,148	8,137,951
Total consideration	103,422,286	15,153,004

Schedule of fair value of consideration to acquire fe-da electronics
	RMB	USD
Present value of cash to be paid by November 30, 2020	101,472,360	14,867,309
Present value of contingent cash installments	1,949,926	285,695
Total consideration at fair value	103,422,286	15,153,004

Shenzhen Yichong [Member]
Business Combination (Tables) [Line Items]
Schedule of fair value of the identifiable assets acquired and liabilities
	Fair value	Fair value
	RMB	USD
Cash	2,035	291
Other current assets	2,213,241	316,539
Current liabilities	(2,215,276)	(316,830)
Total consideration	—	—
	Fair value	Fair value
	RMB	USD
Cash	7,252,052	1,122,073
Other current assets	14,478,000	2,238,141
Plant and equipment	987,482	152,736
Current liabilities	(16,936,210)	(2,619,871)
Net assets of acquirees	5,781,324	893,079
Gain on acquisition	(5,781,318)	(893,078)
Total consideration	6	1

Shanghai Guoyu [Member]
Business Combination (Tables) [Line Items]
Schedule of fair value of the identifiable assets acquired and liabilities
	Fair value	Fair value
	RMB	USD
Copyright	8,955,000	1,383,888
Goodwill	13,283,750	2,052,844
Deferred tax liabilities	(2,238,750)	(345,972)
Total consideration	20,000,000	3,090,760

Pengcheng Keyi [Member]
Business Combination (Tables) [Line Items]
Schedule of fair value of the identifiable assets acquired and liabilities
	Fair value	Fair value
	RMB	USD
Cash	161,638	25,335
Other current assets	1,701,734	266,815
Current liabilities	(1,863,372)	(292,150)
Total consideration	—	—